Annual Operating Expenses - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund
	Sep. 28, 2024
Operating Expenses:
Management fee	0.47%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.47%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.